Certain transactions (Schedule of Fair Value of Consideration Transferred to Stoke Shareholders) (Details) - Stoke Talent Ltd. - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2023
Business Acquisition [Line Items]
Cash paid	$ 93,084	$ 93,084
Fair-value of contingent consideration		12,258
Fair value of unvested options		313
Total fair value of consideration transferred		$ 105,655